Air traffic liability and frequent flyer deferred revenue (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Air Traffic Liability
The balance as of December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019

Air traffic liability	$399,184	$337,363
Miles deferred revenue	162,013	187,931

Current	$561,197	$525,294

Miles deferred revenue	$290,802	$229,701

Non – current	$290,802	$229,701